Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 03, 2023	May 22, 2024
Syndicate 3123
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		9.90%
IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	15,000,000
Sale of stock, price per share (in dollars per share)	$ 14.00
Sale of stock, consideration received on transaction	$ 89.4
IPO, Shares Sold By Fidelis
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,142,857
IPO, Shares Sold By Selling Shareholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,857,143